Recent Developments (Details) (USD $) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Acquisition [Member] First Uranium Corporation [Member]	Jun. 30, 2011 Acquisition [Member] First Uranium Corporation [Member] Oz	Jun. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member]	Jun. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member]	Jun. 30, 2012 Corporate Bond Securities [Member]
Unsecured Revolving Credit Facility [Abstract]
Line of Credit Facility, Initiation Date						20 July 2012
Line of Credit Facility, Expiration Date					April 2014
Line of Credit Facility, Revolving Credit, Description					four-year	five-year
Line Of Credit Facility Maximum Borrowing Capacity					$ 1,000	$ 1,000
Issuance Of Bonds [Abstract]
Debt Instrument Face Amount	1,000.0	1,000.0					750.0
Long-term debt duration (years)							10-year
Debt Instrument Interest Rate Stated Percentage [Percent]							5.125%
Debt Instrument Issue Price Percent							99.398%
Debt Instrument, Offering Date							30 July 2012
Proceeds from Issuance of Unsecured Debt							738
Business Acquisition, Cost of Acquired Entity, Cash Paid			$ 335
Business Acquisition, Date of Acquisition Agreement			20 July 2012
Pre-existing Customer Gold Sales (Percent)				25.00%
Pre-existing Customer Gold Sales Cap (Ounces)				312,500